Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	AEGIS FUNDS
Central Index Key	0001251896
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	Apr. 30, 2017
Prospectus Date	Apr. 30, 2017
Aegis Value Fund | Class I
Prospectus:
Trading Symbol	AVALX
Aegis Value Fund | Class A
Prospectus:
Trading Symbol	AVFAX